Income Taxes (Details Narrative) (10-Q)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Hong Kong [Member]
Statutory income tax rate	16.50%	16.50%
Malaysia [Member] | Minimum [Member]
Statutory income tax rate	20.00%	20.00%
Malaysia [Member] | Maximum [Member]
Statutory income tax rate	25.00%	25.00%